UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Point Lobos Capital, LLC

Address:   456 Montgomery Street, 22nd Floor
           San Francisco, CA 94104


Form 13F File Number: 028-14148


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   William E. Todebush
Title:  Chief Operating Officer
Phone:  415-962-1802

Signature,  Place,  and  Date  of  Signing:

/s/ William E. Todebush            San Francisco, CA                  5/11/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:               9

Form 13F Information Table Value Total:  $       92,605
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
--------------------------- -------------- --------- ----------- ----------------- ---------- -------- -------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------- -------------- --------- ----------- -------- --- ---- ---------- -------- ------- ------ ----
WELLCARE HEALTH PLANS INC   COM            94946T106 21505.79335   512653 SH       SOLE                 512653      0    0
IMATION CORP                COM            45245A107  1153.13482   103513 SH       SOLE                 103513      0    0
SAUER-DANFOSS INC           COM            804137107  5982.03408   117456 SH       SOLE                 117456      0    0
NORDION INC                 COM            65563C105 28458.50574  2407657 SH       SOLE                2407657      0    0
CAPLEASE INC REIT  0.0      COM            140288101  5236.32084   955533 SH       SOLE                 955533      0    0
CLEARWATER PAPER CORP       COM            18538R103  17361.5618   213287 SH       SOLE                 213287      0    0
TRIMERIS INC                COM            896263100  2332.62332   929332 SH       SOLE                 929332      0    0
MI DEVELOPMENTS INC-CLASS A CL A SUB VTG   55304X104   9912.8988   342060 SH       SOLE                 342060      0    0
TBS INTERNATIONAL PLC-A     CL A SHS       G8657Q104   661.79295   339381 SH       SOLE                 339381      0    0


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